Lease obligations (Tables)	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Summary of lease liabilities

	Incremental borrowing rate %	Maturity	202 2	2021
Current	3.00 - 5.00	2022	$346	$380
Non-current	3.00 - 5.00	2023 - 2027	503	789

Lease liability			$849	$1,169